Business Combinations - Narrative, PRA Acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Interest expense	$ 237,237	$ 336,699	$ 229,731
PRA Health Sciences, Inc
Business Acquisition [Line Items]
Interest expense	$ 23,500	$ 16,400	$ 17,700